Debt - Estimated Fair Value of Long-Term Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 20, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current maturities of long-term debt					$ 62,505,000
Long-term debt	$ 393,500,000		$ 406,000,000		3,779,499,000
Write-off of debt financing costs and discount	4,406,000	$ (45,469,000)
Carrying Value
Debt Instrument [Line Items]
Total debt		3,977,926,000	406,000,000		3,842,004,000
Current maturities of long-term debt		0	0		62,505,000
Long-term debt		0	406,000,000		3,779,499,000
Estimated Fair Value
Debt Instrument [Line Items]
Total debt		898,938,000	429,071,000		2,158,847,000
Current maturities of long-term debt		0	0		60,660,000
Long-term debt		0	429,071,000		2,098,187,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Total debt		3,400,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance costs and discounts or premiums			11,100,000
Line of Credit | Carrying Value | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		0	190,000,000
Line of Credit | Estimated Fair Value | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		0	190,000,000
11.000% Second Lien Notes due February 2028
Debt Instrument [Line Items]
Unamortized debt issuance costs and discounts or premiums			$ 0
11.000% Second Lien Notes due February 2028 | Secured notes
Debt Instrument [Line Items]
Interest rate, stated percentage			11.00%
Total debt	$ 216,000,000.0
11.000% Second Lien Notes due February 2028 | Secured notes | Carrying Value
Debt Instrument [Line Items]
Total debt		0	$ 216,000,000
11.000% Second Lien Notes due February 2028 | Secured notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 0	$ 239,071,000
4.900% Senior Notes due August 2020 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		4.90%	4.90%
4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 62,535,000	$ 0		62,505,000
4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 1,366,000	$ 0		60,660,000
4.625% Senior Notes due March 2021 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		4.625%	4.625%
4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 79,936,000	$ 0		79,854,000
4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 1,596,000	$ 0		64,262,000
3.950% Senior Notes due March 2022 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		3.95%	3.95%
3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 21,213,000	$ 0		21,181,000
3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 354,000	$ 0		12,170,000
7.750% Senior Notes due January 2024 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		7.75%	7.75%
7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 397,025,000	$ 0		389,800,000
7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 7,925,000	$ 0		211,035,000
7.950% Senior Notes due April 2025 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		7.95%	7.95%
7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 450,000,000	$ 0		446,962,000
7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 8,348,000	$ 0		228,515,000
7.875% Senior Notes due February 2026 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		7.875%	7.875%
7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 750,000,000	$ 0		739,371,000
7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 301,935,000	$ 0		546,353,000
6.200% Senior Notes due August 2040 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		6.20%	6.20%
6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 393,596,000	$ 0		390,526,000
6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 7,966,000	$ 0		149,134,000
6.050% Senior Notes due March 2041 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		6.05%	6.05%
6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 395,002,000	$ 0		389,809,000
6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 7,327,000	$ 0		142,646,000
5.250% Senior Notes due March 2042 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		5.25%	5.25%
5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 483,619,000	$ 0		478,122,000
5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 9,701,000	$ 0		176,265,000
8.950% Senior Notes due April 2045 | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate, stated percentage		8.95%	8.95%
8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Carrying Value
Debt Instrument [Line Items]
Total debt		$ 400,000,000	$ 0		390,763,000
8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		7,420,000	0		164,664,000
The 2017 Credit Facility | Line of Credit | Carrying Value
Debt Instrument [Line Items]
Total debt		545,000,000	0
The 2017 Credit Facility | Line of Credit | Carrying Value | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		545,000,000			335,000,000
The 2017 Credit Facility | Line of Credit | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		545,000,000	$ 0
The 2017 Credit Facility | Line of Credit | Estimated Fair Value | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		545,000,000			335,000,000
Seller-financed secured loan due September 2022 | Secured notes
Debt Instrument [Line Items]
Total debt				$ 0
Seller-financed secured loan due September 2022 | Secured notes | Carrying Value
Debt Instrument [Line Items]
Total debt		0			62,453,000
Seller-financed secured loan due September 2022 | Secured notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		0			36,968,000
Seller-financed secured loan due February 2023 | Secured notes | Carrying Value
Debt Instrument [Line Items]
Total debt		0			55,658,000
Seller-financed secured loan due February 2023 | Secured notes | Estimated Fair Value
Debt Instrument [Line Items]
Total debt		$ 0			$ 31,175,000